Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Information [Abstract]
Interest		$ 177		$ 178		$ 356	$ 361	$ 378
Capitalized interest		(3)		(3)		(5)	(10)	(10)
Interest		174		175		351	351	368
Federal				144	[1]	269	89	(23)
State		22	[1]	20	[1]	22	12	21
Total amount is lieu of income taxes		22	[1]	164	[1]	291	101	(2)
SARs exercise							4	64
Noncash construction expenditures	[2]	$ 61		$ 37		$ 82	$ 84	$ 103

[1]	See Note 10 for income tax detail.
[2]	Represents end-of-period accruals.